UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21888

                   OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: MAY 31
                                                  ------

                   Date of reporting period: NOVEMBER 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.


NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, OR CALLING US AT 1.800.645.2028. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, October 3, 2006 (commencement of operations) and held for the period ended November 30, 2006.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on June 1, 2006 and held for the six months ended November 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional


                8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

costs, such as contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                           ENDING          EXPENSES
                           BEGINNING       ACCOUNT         PAID DURING
                           ACCOUNT         VALUE           PERIOD ENDED
                           VALUE           (11/30/06)      NOVEMBER 30, 2006 1,2
--------------------------------------------------------------------------------
Class E Actual             $1,000.00       $1,008.50       $0.21
--------------------------------------------------------------------------------
Class E Hypothetical        1,000.00        1,024.42        0.66
--------------------------------------------------------------------------------
Class L Actual              1,000.00        1,008.50        0.21
--------------------------------------------------------------------------------
Class L Hypothetical        1,000.00        1,024.42        0.66

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 59/365 [to reflect the period from October 3, 2006 (commencement of operations) to November 30, 2006].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those expense ratios for the period from October 3, 2006 (commencement of operations) to November 30, 2006 are as follows:

CLASS        EXPENSE RATIOS
---------------------------
Class E           0.13%
---------------------------
Class L           0.13
--------------------------------------------------------------------------------


                 9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  November 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--19.6%
--------------------------------------------------------------------------------
Bank of Montreal
Chicago, 5.295%,
1/12/07                                           $ 30,000,000   $   30,000,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
5.31%, 1/4/07                                       58,000,000       58,000,000
5.31%, 2/2/07                                       27,000,000       27,000,000
5.32%, 2/7/07                                       25,000,000       25,000,000
--------------------------------------------------------------------------------
BNP Paribas,
New York, 5.32%,
2/12/07                                            100,000,000      100,000,000
--------------------------------------------------------------------------------
Calyon, New York,
5.33%, 9/13/07 1                                   100,000,000       99,979,194
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY, 5.31%, 3/12/07                                  35,000,000       35,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.32%, 2/8/07                                        7,000,000        7,000,000
5.32%, 2/9/07                                       50,000,000       50,000,000
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
Stamford, CT:
5.31%, 2/5/07                                       50,000,000       50,000,000
5.32%, 2/2/07                                       40,000,000       40,000,000
5.32%, 2/8/07                                       50,000,000       50,000,000
--------------------------------------------------------------------------------
HBOS Treasury
Services, New York,
5.34%, 12/1/06                                      50,000,000       50,000,000
--------------------------------------------------------------------------------
UBS AG Stamford CT:
5.285%, 12/4/06                                     65,000,000       65,000,000
5.30%, 1/3/07                                       49,000,000       49,000,000
                                                                 ---------------
Total Certificates
of Deposit
(Cost $735,979,194)                                                 735,979,194

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--27.2%
--------------------------------------------------------------------------------
Bank of America Corp.:
5.25%, 1/17/07                                      30,000,000       29,794,375
5.25%, 2/6/07                                       30,000,000       29,706,875
--------------------------------------------------------------------------------
Barclays US
Funding Corp.:
5.25%, 1/12/07                                      55,000,000       54,663,125
5.25%, 1/22/07                                      34,000,000       33,742,167
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
5.25%, 2/9/07 2                                     32,000,000       31,673,333

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
HBOS Treasury
Services:
5.24%, 1/5/07                                     $ 50,000,000   $   49,745,278
5.245%, 2/1/07                                      50,000,000       49,548,347
5.25%, 1/10/07                                      14,215,000       14,132,079
5.25%, 2/8/07                                       30,000,000       29,698,125
--------------------------------------------------------------------------------
Nationwide Building
Society:
5.20%, 4/10/07 2                                    50,000,000       49,061,111
5.21%, 4/13/07 2                                    20,000,000       19,615,039
5.245%, 3/6/07 2                                    30,000,000       29,584,375
5.25%, 1/30/07 2                                    60,000,000       59,475,000
5.26%, 1/25/07 2                                    35,000,000       34,718,736
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken AB,
5.24%, 1/5/07 2                                     50,000,000       49,745,278
--------------------------------------------------------------------------------
Societe Generale
North America:
5.16%, 4/5/07                                       50,000,000       49,104,167
5.17%, 4/10/07                                      40,000,000       39,253,222
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.:
5.25%, 1/22/07 2                                    30,000,000       29,772,500
5.25%, 1/24/07 2                                    50,000,000       49,606,250
5.25%, 1/25/07 2                                    36,000,000       35,711,250
5.25%, 1/29/07 2                                    23,200,000       23,000,383
--------------------------------------------------------------------------------
Svenska
Handelsbanken, Inc.,
Series S, 5.17%,
3/28/07                                             56,250,000       55,304,859
--------------------------------------------------------------------------------
Swedbank AB:
5.24%, 1/5/07                                       50,000,000       49,745,278
5.24%, 1/24/07                                      50,000,000       49,607,000
--------------------------------------------------------------------------------
Swedbank Mortgage
AB, 5.25%, 1/30/07                                  25,000,000       24,781,250
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC,
5.25%, 12/4/06                                       5,000,000        4,997,813
--------------------------------------------------------------------------------
Westpac Banking
Corp., 5.25%,
1/22/07 2                                           49,200,000       48,826,900
                                                                 ---------------
Total Direct Bank
Obligations
(Cost $1,024,614,115)                                             1,024,614,115


                10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
LETTERS OF CREDIT--1.9%
--------------------------------------------------------------------------------
Suntrust Bank,
guaranteeing
commercial paper of
NATC California LLC:
5.27%, 1/11/07                                    $ 40,000,000   $   39,759,922
5.27%, 1/12/07                                      33,000,000       32,797,105
                                                                 ---------------
Total Letters of Credit
(Cost $72,557,027)                                                   72,557,027

--------------------------------------------------------------------------------
SHORT-TERM NOTES--52.2%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--17.9%
Aquinas Funding
LLC, 5.27%, 1/30/07 2                               24,557,000       24,341,308
--------------------------------------------------------------------------------
Barton Capital Corp.:
5.26%, 1/19/07 2                                    45,400,000       45,074,961
5.27%, 1/8/07 2                                     40,000,000       39,777,489
5.27%, 1/10/07 2                                    50,000,000       49,707,222
5.27%, 1/17/07 2                                    50,000,000       49,655,986
--------------------------------------------------------------------------------
Chesham Finance LLC:
5.27%, 1/5/07                                       50,000,000       49,743,819
5.28%, 2/20/07                                      20,500,000       20,256,460
--------------------------------------------------------------------------------
Fairway Finance
Corp., 5.27%, 1/9/07 2                              25,000,000       24,857,271
--------------------------------------------------------------------------------
FCAR Owner Trust I:
5.185%, 4/16/07                                     66,000,000       64,707,207
5.27%, 1/18/07                                      30,000,000       29,789,200
--------------------------------------------------------------------------------
Gemini Securitization
Corp., 5.27%, 1/4/07 2                              20,000,000       19,900,456
--------------------------------------------------------------------------------
GOVCO, Inc.,
5.26%, 2/26/07 2                                    22,000,000       21,720,343
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.25%, 1/17/07                                      19,137,000       19,005,832
5.25%, 2/6/07                                       16,638,000       16,475,433
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
5.27%, 1/23/07 2                                    24,000,000       23,813,793
--------------------------------------------------------------------------------
New Center
Asset Trust:
5.27%, 1/31/07                                      72,571,000       71,923,173
5.27%, 2/14/07                                      40,000,000       39,560,833
--------------------------------------------------------------------------------
Ormond Quay
Funding LLC,
5.28%, 12/13/06 2                                   50,000,000       49,911,667

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Victory Receivables
Corp., 5.28%,
12/6/06 2                                         $ 13,800,000   $   13,789,880
                                                                 ---------------
                                                                    674,012,333

--------------------------------------------------------------------------------
CAPITAL MARKETS--9.7%
Bear Stearns Cos., Inc.:
5.24%, 1/11/07                                      62,000,000       61,629,998
5.25%, 1/16/07                                      54,000,000       53,637,750
5.25%, 1/29/07                                      32,000,000       31,724,667
5.25%, 2/1/07                                       30,000,000       29,728,750
5.25%, 2/16/07                                      24,000,000       23,730,500
--------------------------------------------------------------------------------
Citigroup Funding,
Inc., 5.24%, 12/18/06                               30,000,000       29,925,767
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.,
5.35%, 1/29/07 1,3                                  35,000,000       35,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc., Series C,
5.499%, 10/19/07 1                                  50,000,000       50,067,007
--------------------------------------------------------------------------------
Morgan Stanley,
5.25%, 12/20/06                                     50,000,000       49,861,458
                                                                 ---------------
                                                                    365,305,897

--------------------------------------------------------------------------------
CHEMICALS--2.7%
BASF AG:
5.255%, 1/25/07 2                                   50,000,000       49,598,576
5.26%, 12/1/06 2                                    50,000,000       50,000,000
                                                                 ---------------
                                                                     99,598,576

--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
HSBC USA, Inc.,
5.24%, 2/9/07                                       25,000,000       24,745,278
--------------------------------------------------------------------------------
COMMERCIAL FINANCE--3.0%
Countrywide
Financial Corp.:
5.29%, 12/19/06                                     50,000,000       49,867,750
5.30%, 12/22/06                                     33,600,000       33,496,120
5.35%, 12/1/06                                      28,000,000       28,000,000
                                                                 ---------------
                                                                    111,363,870

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
General Electric Co.,
5.24%, 12/29/06                                     50,000,000       49,796,222


                11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
HSBC Finance Corp.,
5.25%, 1/26/07                                    $ 50,000,000   $   49,591,667
                                                                 ---------------
                                                                     99,387,889

--------------------------------------------------------------------------------
INSURANCE--4.8%
ING America
Insurance
Holdings, Inc.:
5.25%, 1/19/07                                      18,000,000       17,871,375
5.25%, 1/26/07                                      80,000,000       79,346,667
5.25%, 1/29/07                                      63,000,000       62,457,938
5.25%, 2/13/07                                      20,000,000       19,784,167
                                                                 ---------------
                                                                    179,460,147

--------------------------------------------------------------------------------
LEASING & FACTORING--1.3%
American Honda
Finance Corp.,
5.345%, 11/9/07 1,4                                 50,000,000       50,000,000
--------------------------------------------------------------------------------
MUNICIPAL--0.1%
City Parc at Golden
Triangle Ltd.
Partnership, 5.37%,
12/7/06 1                                            5,525,000        5,525,000
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.0%
Proctor & Gamble
International
Funding,
5.25%, 12/14/06 2                                  100,800,000      100,608,900
--------------------------------------------------------------------------------
Reckitt Benckiser plc,
5.28%, 1/19/07 2                                    11,500,000       11,417,353
                                                                 ---------------
                                                                    112,026,253

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--6.4%
Blue Spice LLC,
5.275%, 1/4/07 2                                    50,000,000       49,750,903
--------------------------------------------------------------------------------
K2 (USA) LLC,
5.19%, 4/10/07                                      42,200,000       41,409,102
--------------------------------------------------------------------------------
LINKS Finance LLC,
5.32%, 3/1/07 1,5                                   15,000,000       14,997,000
--------------------------------------------------------------------------------
Parkland (USA) LLC,
5.30%, 7/16/07 1,4                                  50,000,000       49,993,758

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Ticonderoga
Funding LLC:
5.25%, 12/5/06                                    $ 40,362,000   $   40,338,456
5.27%, 12/12/06                                     44,000,000       43,929,145
                                                                 ---------------
                                                                    240,418,364
                                                                 ---------------
Total Short-Term Notes
(Cost $1,961,843,607)                                             1,961,843,607

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $3,794,993,943)                                    100.9%   3,794,993,943
--------------------------------------------------------------------------------
LIABILITIES IN
EXCESS OF
OTHER ASSETS                                              (0.9)     (34,506,197)
                                                  ------------------------------
NET ASSETS                                               100.0%  $3,760,487,746
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,084,716,263, or 28.85% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2006 was $35,000,000, which represents 0.93% of the Fund's net assets. See
Note 4 of accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $99,993,758 or 2.66% of the Fund's net assets as of November 30, 2006.

5. When-issued security or forward commitment to be delivered and settled after November 30, 2006. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

November 30, 2006
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,794,993,943)--see accompanying statement of investments         $ 3,794,993,943
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                             5,284,759
                                                                                               ----------------
Total assets                                                                                     3,800,278,702

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                       7,867,851
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                           16,763,455
Investments purchased on a when-issued basis or forward commitment                                  14,997,000
Shareholder communications                                                                              20,000
Trustees' compensation                                                                                  15,000
Other                                                                                                  127,650
                                                                                               ----------------
Total liabilities                                                                                   39,790,956

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $ 3,760,487,746
                                                                                               ================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                     $     3,760,488
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                       3,756,727,441
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                            8
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (191)
                                                                                               ----------------
NET ASSETS                                                                                     $ 3,760,487,746
                                                                                               ================

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------
Class E Shares:
Net asset value and redemption price per share (based on net assets of $3,760,486,745
and 3,760,486,929 shares of beneficial interest outstanding)                                             $1.00
---------------------------------------------------------------------------------------------------------------
Class L Shares:
Net asset value and redemption price per share (based on net assets of $1,001 and 1,000
shares of beneficial interest outstanding)                                                               $1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Period Ended November 30, 2006 1
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 28,197,636

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         513,748
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              89,279
--------------------------------------------------------------------------------
Shareholder communications                                               20,000
--------------------------------------------------------------------------------
Trustees' compensation                                                   15,000
--------------------------------------------------------------------------------
Registration and filing fees                                              5,000
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,000
--------------------------------------------------------------------------------
Other                                                                    32,381
                                                                   -------------
Total expenses                                                          676,408

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                27,521,228

--------------------------------------------------------------------------------
NET REALIZED LOSS ON INVESTMENTS                                           (191)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 27,521,037
                                                                   =============

1. For the period from October 3, 2006 (commencement of operations) to November 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        PERIOD
                                                                         ENDED
                                                           NOVEMBER 30, 2006 1
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                          $    27,521,228
--------------------------------------------------------------------------------
Net realized loss                                                         (191)
                                                               -----------------
Net increase in net assets resulting from operations                27,521,037

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class E                                                            (27,521,213)
Class L                                                                     (7)
                                                               -----------------
                                                                   (27,521,220)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class E                                                          3,760,386,929
Class L                                                                     --
                                                               -----------------
                                                                 3,760,386,929

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                                   3,760,386,746
Beginning of period                                                    101,000 2
                                                               -----------------

End of period (including accumulated net investment
income of $8 for the period ended November 30, 2006)           $ 3,760,487,746
                                                               =================

1. For the period from October 3, 2006 (commencement of operations) to November 30, 2006.

2. Reflects managers initial seed money on August 2, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS  Unaudited
--------------------------------------------------------------------------------

                                                              CLASS E             CLASS L
                                                         PERIOD ENDED        PERIOD ENDED
                                                      NOV. 30, 2006 1     NOV. 30, 2006 1
------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     1.00              $ 1.00
------------------------------------------------------------------------------------------
Income from investment operations--net investment
income and net realized gain 2                                    .01                 .01
------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.01)               (.01)
------------------------------------------------------------------------------------------
Net asset value, end of period                             $     1.00              $ 1.00
                                                           ===============================

------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                   0.85%               0.85%
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $3,760,487              $    1
------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $3,188,004              $    1
------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                            5.25%               5.25%
Total expenses                                                   0.13%               0.13%

1. For the period from October 3, 2006 (commencement of operations) to November 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Institutional Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class E, Class L and Class P shares. Class E shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class L shares are sold at net asset value without any initial sales charge. As of November 30, 2006, the Manager owned 100% of the Fund's Class L shares. Although Class P shares are not currently being offered, they will normally be sold at net asset value without any initial sales charge and are offered directly to institutional investors. Class P shares may only be sold through an investment professional. Brokers or other investment professionals that offer Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2006, the Fund had purchased $14,997,000 of securities issued on a when-issued basis or forward commitment.


                17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.


                18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S.
generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          PERIOD ENDED NOVEMBER 30, 2006 1,2
                                                   SHARES             AMOUNT
-----------------------------------------------------------------------------
CLASS E
Sold                                        8,875,717,363    $ 8,875,717,363
Dividends and/or
distributions reinvested                          521,282            521,282
Redeemed                                   (5,115,851,716)    (5,115,851,716)
                                          -----------------------------------
Net increase                                3,760,386,929    $ 3,760,386,929
                                          ===================================


                19 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                          PERIOD ENDED NOVEMBER 30, 2006 1,2
                                                   SHARES             AMOUNT
----------------------------------------------------------------------------
CLASS L
Sold                                                   --    $            --
Dividends and/or distributions reinvested              --                 --
Redeemed                                               --                 --
                                          ----------------------------------
Net increase (decrease)                                --    $            --
                                          ==================================

1. For the period from October 3, 2006 (commencement of operations) to November 30, 2006.

2. The Fund sold 100,000 Class E shares at a value of $100,000 and 1,000 Class L shares at a value of $1,000 to the Manager upon seeding of the Fund on August 2, 2006.

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.10% of the average net assets.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS P SHARES. The Fund has adopted a Service Plan for Class
P shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of November 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid


                20 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of November 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact to the Fund's financial statements has not yet been determined.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent


                21 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. LITIGATION Continued

was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                22 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                23 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Fund's investment advisory agreement (the "Agreement").

      For purposes of considering the initial approval of the Fund's Agreement, the Manager provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates,
(iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and
(v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. In considering the initial approval of the Fund's Agreement, the Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel that will provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who will provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with the Fund's applicable policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission on behalf of the Fund; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also will provide the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that would be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative,


                24 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and the Manager's investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its Members have become knowledgeable about in connection with the renewal of service agreements of other existing funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund is expected to benefit from the services to be provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board considered information regarding the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Manager provided comparative data in regard to the fees and expenses of the Fund and other institutional money market funds with comparable distribution features. The Board noted that the Fund's contractual management fee is competitive with its peer group average and median.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as investment adviser to the Fund, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and the Fund's shareholders. In addition to considering the potential profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.


                25 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its consideration and review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and would be in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates would be reasonable in relation to the services to be provided. Accordingly, the Board elected to approve the Fund's Agreement for an initial period of two years. In arriving at its decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Fund's Agreement, including the management fee for the Fund, in light of all of the surrounding circumstances.


                26 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.
ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

      (a) (1) Not applicable to semiannual reports.

          (2) Exhibits attached hereto.

          (3) Not applicable.

      (b) Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By: /S/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John V. Murphy
    --------------------------
    John V. Murphy
    Principal Executive Officer

Date: January 9, 2007


By: /S/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: January 9, 2007